DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
    General:

    The following is a brief description of the National Fuel Gas Company Tax-Deferred Savings Plan for Non-Union Employees (the Plan) provided for general information purposes only. Participants should refer to the Plan document for more complete information. The Plan is a defined contribution plan as permitted under Section 401(k) of the Internal Revenue Code. The Plan was adopted July 26, 1984, effective as of July 1, 1984, and has been amended and restated since that time. It is subject to the Employee Retirement Income Security Act of 1974 (ERISA), as amended.

    During 2003, the Board of Directors of National Fuel Gas Company approved the merger of the National Fuel Gas Company Employees’ Thrift Plan (the “Thrift Plan”) into the Plan, in part, and into another plan, in part. Specifically, the account balances contained in the Thrift Plan’s Government Bond Fund and the Pooled Investment Contract Fund were merged into the Vanguard Total Bond Market Index Fund and the Vanguard Retirement Savings Trust, respectively, within the Plan. Former Thrift Plan participants have the option to move these funds into other investment options offered by the Plan and retain the same rights and features of the former Thrift Plan. Former Thrift Plan funds are kept separate from any funds that a participant invests directly into the Plan.

    Effective July 1, 2003, an additional Retirement Savings Account benefit was provided to certain participants in the Plan. Participants should refer to the Plan document for more complete information.

    Effective September 28, 2007, the Plan was amended such that the portion of the Trust invested in National Fuel Gas Company Stock Fund A and National Fuel Gas Company Stock Fund B is designated as an Employee Stock Ownership Plan (“ESOP”). The ESOP portion of the Plan is intended to be a stock bonus plan as defined in Treasury Regulations section 1.401-1(b)(1)(iii) and a non-leveraged employee stock ownership plan under the requirements of sections 401(a) and 4975(e) of the Internal Revenue Code. Cash dividends paid with respect to shares of stock held in the ESOP as of the record date for such dividends shall be, at the election of the participant or beneficiary, either (i) paid or distributed in cash to the participant or beneficiary, or (ii) paid to the applicable National Fuel Gas Company ESOP Fund and reinvested in National Fuel Gas Company common stock. Except for special deemed election rules for hardship withdrawals approved between the ex-dividend date for a dividend and the due date for the election with respect to such dividend, if a participant or beneficiary fails to make a proper election with respect to a dividend, the participant or beneficiary shall be deemed to have elected to have the dividend paid to the applicable National Fuel Gas Company ESOP Fund and reinvested in National Fuel Gas Company common stock.

    Effective April 1, 2023, the Plan was amended to permit participants to make Roth 401(k) contributions to the Plan. Unlike traditional pretax 401(k) plan contributions, Roth 401(k) contributions are included in the participant's taxable income in the year that the contribution is made to the Plan. However, qualified distributions of Roth 401(k) contributions and associated earnings are generally not taxable if applicable Internal Revenue Code requirements are satisfied, including requirements related to age (or death or disability) and holding period.

    Eligibility and Participation:

    Originally, the Plan was established for the benefit of professional, administrative or executive (i.e., salaried) employees of National Fuel Gas Company and its participating subsidiaries (the Company). Persons who were salaried employees on July 1, 1984, were eligible to participate at that date. Effective on various dates since July 1, 1984, most non-union non-salaried employees of the Company became eligible to participate in the Plan. Eligible non-union employees may participate if they are at least 18, meet the service requirement and work at least 1,000 hours (or three continuous months of full-time employment). There are three groups of non-union employees who are eligible to participate in the Plan. Employer contributions vary by group and employee salary reduction contributions. Certain Plan participants who are at least 18, meet the service requirement and work at least 1,000 hours (or three continuous months of full-time employment), and whose first hour of service with the Company is credited on or after July 1, 2003 are eligible for the Retirement Savings Account benefit. Employees who are employed in the categories of Customer Support Representative I or Customer Support Representative II or as clerks in the Government Affairs Department are allowed to participate in the Plan starting July 1, 2024. Employees who are employed as student clerks, student interns, or individuals whose employment is through a cooperative educational program, are not eligible to participate in the Plan. The Plan also contains an automatic enrollment feature.

    Contributions:

    Participants may direct the Company to reduce their base salaries by a specified full percentage that ranges from 2% to 60%. These salary reductions are subject to certain Plan and Internal Revenue Code limitations, and the Company remits them to the Plan Trustee on the participants' behalf. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. Participants direct the investment of their contributions into various investment options offered by the Plan. Participants may change their investment allocation on a daily basis. In addition, the Company makes an employer matching contribution that ranges from 2% to 6% of the participant's base salary, depending on the employee group and rate of salary reduction contributions. Participants eligible for the Retirement Savings Account benefit receive a Company contribution of 3% or 4% of the participant’s compensation (in addition to any employer matching contributions under the Plan), depending on the participant’s years of service. The Company contribution in the Retirement Savings Account is participant directed and can be directed into any of the Plan’s investment options except for the Common Stock of National Fuel Gas Company.

    "Base salary" is defined in the Plan generally to mean a participant's base annual salary for a payroll period. An individual participant's salary reduction contributions to the Plan are subject to ceilings imposed by the Internal Revenue Code, and adjusted periodically for cost-of-living increases.

    Participants' accounts, including all salary reduction contributions, employer matching contributions, and the earnings thereon, are at all times fully vested and nonforfeitable. Participants’ accounts within the Retirement Savings Account are 100% vested following five years of service for all pre-January 1, 2007 employer contributions, and following three years of service for all employer contributions thereafter. Forfeitures may be used to reduce Company contributions. Forfeitures amounted to $101,644 and $74,444 for the years ended December 31, 2025 and 2024, respectively. Unused forfeitures amounted to $11,456 and $45 at December 31, 2025 and 2024, respectively.

    Employer Contributions:

    Employer matching contributions are invested in a fund consisting primarily of the common stock of National Fuel Gas Company (National Fuel Gas Company ESOP Fund). This fund also maintains a small cash position in the Vanguard Federal Money Market Fund and may also include receivables and/or payables for unsettled security transactions and receivables for accrued dividends. A separate account is maintained for each participant showing his/her interest in this fund.

    Participants may exchange all or a portion of their National Fuel Gas Company common stock (National Fuel Gas Company ESOP Fund) for an interest in another fund.

    Effective July 1, 2019, the Company may make a Qualified Non-Elective Contribution (“QNEC”) to the Plan in such amount as it, in its sole discretion, may determine. A QNEC to the Plan is 100% immediately vested. There were no QNECs to the Plan during the years ended December 31, 2025 and 2024.

    Distributions, Notes Receivable from Participants and Withdrawals:

    Plan participants (or their beneficiaries) may receive distributions from the Plan upon death, retirement, attainment of age 59 1/2, disability or other termination, in accordance with a qualified domestic relations order, or in the event of hardship, subject to the Plan's limitations and restrictions. In certain cases, participants may postpone receipt of Plan distributions.

    Plan participants may borrow from their accounts in accordance with certain Plan rules. The loans are collateralized by the participant’s account. Such loans are shown on the Statements of Net Assets Available for
Benefits as Notes Receivable from Participants. Notes Receivable from Participants are valued at their unpaid principal balances. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.

    Former Thrift Plan Participants may, at any time, withdraw the entire value of those amounts transferred to the Plan.

    Participant Accounts:

    Each participant’s account is credited with the participant’s contribution and an allocation of (a) the Company’s contribution, (b) Plan earnings, and (c) investment fees. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account.

    Administration:

    A Tax-Deferred Savings Plan Committee appointed by the Chief Executive Officer of National Fuel Gas Company is the Administrator of the Plan. The assets of the Plan are held by the Trustee, Vanguard Fiduciary Trust Company (Vanguard).

    Plan Termination:
The Company reserves the right in its discretion to amend, suspend, or terminate the Plan at such time as it deems appropriate, subject to the provisions of ERISA.